Document and Entity Information	Dec. 09, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8‑K/A (this “Amendment”) amends the Current Report on Form 8‑K filed on December 14, 2020 (the “Original Report”). This Amendment is being filed for the sole purpose of correcting the item number for certain disclosures in the Original Report, which were inadvertently filed under Item 2.02 rather than Item 1.01. The full text of the Original Report is repeated in this Amendment for convenience, but has not been modified from the text of the Original Report except solely to correct the item number as described above.
Document Period End Date	Dec. 09, 2020
Entity Registrant Name	ICHOR HOLDINGS, LTD.
Entity Central Index Key	0001652535
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	001-37961
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	3185 Laurelview Ct.
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	510
Local Phone Number	897-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value $0.0001
Trading Symbol	ICHR
Security Exchange Name	NASDAQ